Share Compensation (Details) - Schedule of unvested restricted share units - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of unvested restricted share units [Abstract]
Number of Shares Beginning balance, Unvested	427,076	424,076
Weighted Average Grant-Date Fair Value, Beginning balance, Unvested	$ 2.54	$ 2.54
Number of Shares, Ending balance, Unvested	427,076	427,076
Weighted Average Grant-Date Fair Value, Ending balance , Unvested	$ 2.53	$ 2.54
Number of Shares, Granted	18,000	18,000
Weighted Average Grant-Date Fair Value. Granted	$ 1.64	$ 2.42
Number of Shares, Vested	(18,000)	(15,000)
Weighted Average Grant-Date Fair Value, Vested	$ 1.77	$ 2.42